Summary of Significant Accounting Policies - Effect of Adoption, Closed Block Life Additional Liabilities (Details) - Closed Block Life - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Additional liabilities, Closed Block Life	$ 1,172,000	$ 1,159,000	$ 1,185,000	$ 1,148,000
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Additional liabilities, Closed Block Life	$ 1,131,000	$ 1,173,000	1,157,000	$ 1,185,000
As Revised
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Additional liabilities, Closed Block Life			28,000
Change in accounting principle
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Additional liabilities, Closed Block Life			$ 0